Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accounts Payable and Accrued Liabilities

	As at December 31,
	2018	2017
Trade payables	21,861	23,926
Accrued liabilities	19,140	18,692
Amounts payable to BC Hydro	-	4,764
	41,001	47,382